Loans and Allowance for Loan Losses (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Impaired [Line Items]
Recorded Investment, With no related allowance recorded	$ 28,525	$ 18,809
Unpaid Principal Balance, With no related allowance recorded	33,066	20,813
Recorded Investment, With an allowance recorded	7,438	16,266
Unpaid Principal Balance, With an allowance recorded	6,482	16,992
Specific Reserves, With an allowance recorded	1,749	4,796
Total impaired loans, Recorded Investment	35,963	35,075
Total impaired loans, Unpaid Principal Balance	39,548	37,805
Commercial, financial, and agricultural
Financing Receivable, Impaired [Line Items]
Recorded Investment, With no related allowance recorded	6,021	2,467
Unpaid Principal Balance, With no related allowance recorded	6,232	2,593
Recorded Investment, With an allowance recorded	1,520	1,548
Unpaid Principal Balance, With an allowance recorded	1,528	1,607
Specific Reserves, With an allowance recorded	134	721
Real estate - construction residential
Financing Receivable, Impaired [Line Items]
Recorded Investment, With no related allowance recorded	1,750	44
Unpaid Principal Balance, With no related allowance recorded	2,259	80
Recorded Investment, With an allowance recorded	0	2,160
Unpaid Principal Balance, With an allowance recorded	0	2,331
Specific Reserves, With an allowance recorded	0	392
Real estate - construction commercial
Financing Receivable, Impaired [Line Items]
Recorded Investment, With no related allowance recorded	2,096	6,101
Unpaid Principal Balance, With no related allowance recorded	2,319	7,148
Recorded Investment, With an allowance recorded	0	514
Unpaid Principal Balance, With an allowance recorded	0	514
Specific Reserves, With an allowance recorded	0	304
Real estate - residential
Financing Receivable, Impaired [Line Items]
Recorded Investment, With no related allowance recorded	3,213	2,121
Unpaid Principal Balance, With no related allowance recorded	3,270	2,654
Recorded Investment, With an allowance recorded	4,665	4,396
Unpaid Principal Balance, With an allowance recorded	3,546	4,570
Specific Reserves, With an allowance recorded	1,343	1,374
Real estate - commercial
Financing Receivable, Impaired [Line Items]
Recorded Investment, With no related allowance recorded	15,409	7,817
Unpaid Principal Balance, With no related allowance recorded	18,950	8,056
Recorded Investment, With an allowance recorded	1,055	7,605
Unpaid Principal Balance, With an allowance recorded	1,171	7,925
Specific Reserves, With an allowance recorded	246	1,989
Consumer
Financing Receivable, Impaired [Line Items]
Recorded Investment, With no related allowance recorded	36	259
Unpaid Principal Balance, With no related allowance recorded	36	282
Recorded Investment, With an allowance recorded	198	43
Unpaid Principal Balance, With an allowance recorded	237	45
Specific Reserves, With an allowance recorded	$ 26	$ 16